Description of Business, Organization and Significant Concentrations and Risks - Additional Information (Details) - Dec. 31, 2022 - Maximum	CNY (¥)	HKD ($)
PRC
Variable Interest Entity
Amount insured by government authority | ¥	¥ 500,000
HKSAR
Variable Interest Entity
Amount insured by government authority | $		$ 500,000